Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8. Inventories

Inventories consisted of the following for the years reported:

INVENTORIES BY CATEGORY

	December 31,
	2020	2019
	(€ in thousands)
Raw materials	3,733	4,109
Work in progress	7,661	8,350
Total	11,394	12,459

The reserve for slow-moving inventory regarding work in progress was kEUR 0 and kEUR 1 in 2020 and 2019, respectively.